Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 13. Leases
The Company leases facilities under noncancelable operating leases expiring through 2027 and certain equipment under a finance lease expiring in 2024.
As of December 31, 2022 and 2021, the Company had
operating lease liabilities
of $5.3 million and $6.9 million, respectively, and
right-of-use
assets
of $5.0 million and $6.4 million, respectively. As of December 31, 2022 and 2021, the Company had
finance
lease liabilities
of $0.1 million and $0.3 million, respectively, and
right-of-use
assets
of $0.1 million and $0.3 million, respectively.
The Company’s leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses; renewal options have not been included in the calculation of lease liabilities and right-of-use
assets as the Company is not reasonably certain to exercise these options. Variable expenses generally represent the Company’s share of the
landlord operating expenses.
The following summarizes the Company’s leases (in thousands):

	Year Ended December 31,
	2022	2021	2020
Finance lease costs:
Amortization of right-of-use asset	$192	$147	$147
Interest on lease liabilities	8	14	20
Operating lease costs	2,150	8,390	9,691
Short-term lease costs	202	649	166
Variable lease costs	566	721	303
Short-term sublease income	(127)	(53)	—

Total lease costs	$2,991	$9,868	$10,327

	Year Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$8	$14	$24
Operating cash flows from operating leases	2,195	10,254	11,459
Financing cash flows from finance leases	153	147	141
Right-of-use asset obtained in exchange for new operating lease liabilities	420	2,226	421
Weighted-average remaining lease term—finance leases	1.3	2.3	3.3
Weighted-average remaining lease term—operating leases	2.9	3.6	4.0
Weighted-average discount rate—finance leases	4.0%	4.0%	4.0%
Weighted-average discount rate—operating leases	4.5%	4.6%	5.5%

Maturities of operating and finance lease liabilities, excluding short-term leases, are as follows (in thousands):

	Operating Leases	Finance Leases	Total
Year ended December 31, 2023	$2,289	$123	$2,412
Year ended December 31, 2024	2,079	2	2,081
Year ended December 31, 2025	687	—	687
Year ended December 31, 2026	712	—	712
Year ended December 31, 2027	132	—	132

Total	5,899	125	6,024
Less present value discount	(554)	(2)	(556)

Lease liabilities at December 31, 2022	$5,345	$123	$5,468

As the Company’s lease agreements do not provide an implicit rate, the discount rates used to determine the present value of lease payments are generally based on the Company’s estimated incremental borrowing rate for a secured borrowing of a similar term as the lease.
In November 2021, the Company entered into an agreement effective January 2022, assigning its Santa Monica office lease to a third party with a lease term expiring in 2025. Although the lease assignment requires the Company to remain secondarily liable as a surety with respect to the lease, the Company does not believe it is probable that it will be responsible for the obligations. As such, this assignment resulted in a modification of the Company’s lease term and reduced right-of-use
assets
by $22.1 million, lease liabilities by $28.2 million, and net loss by $6.5 million during the year ended December 31, 2021.